JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

October 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan International Discovery Fund (the “Fund”)
File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 398 under the 1933Act (Amendment No. 399 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Addition Information for the Fund. The Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-like securities of foreign companies, including foreign subsidiaries of U.S. companies. We are registering Class, A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary